Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Changes in Equity
Declaration of cash dividends per share	$ 0.145	$ 0.24	$ 0.625